Fair Value Quantitative And Qualitative Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Fair Value Measurement of Asset and Liability
The following tables show the hierarchy in the Bank’s financial asset and liability fair value measurement, as of December 31, 2019 and 2018:

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2019

Item	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	19,511,636
Financial institutions and Correspondents	81,164,681
Other	3,746
Debt securities at fair value through profit or loss			5,675,008	4,806,562	53,387	815,059
Derivative instruments			615,902	31,594	19,091	565,217
Repo transactions
Other financial entities	1,087,916
Other financial assets	5,794,761		369,129	346,128		23,001
Loans and other financing
To the non-financial government Sector	6,450,647
Other financial institutions	3,952,205
To the non-financial private sector and foreign residents	210,494,962
Overdrafts	41,337,285
Documents	20,578,219
Mortgage loans	20,603,981
Pledge loans	4,066,988
Personal loans	56,799,181
Credit cards	42,157,065
Financial leases	229,538
Other (1)	24,722,705
Other debt securities	17,631,926	46,881,489		36,988,036	9,893,453
Financial assets delivered as guarantee	10,673,334
Equity Instruments at fair value through profit or loss			2,616,728	9,434		2,607,294

TOTAL FINANCIAL ASSETS	356,765,814	46,881,489	9,276,767	42,181,754	9,965,931	4,010,571

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	17,560,282
From the financial sector	314,162
From the non-financial private sector and foreign residents
Checking accounts	40,123,987
Savings accounts	90,727,971
Time deposits and Investment accounts	106,068,177
Other	8,070,775
Derivative instruments			768,732		768,732
Repo transactions
Other financial institutions	1,002,511
Other financial liabilities	22,169,608
Financing received from Central Bank and other financial entities	2,245,804
Issued corporate bonds	5,525,039
Subordinated corporate bonds	24,311,663

TOTAL FINANCIAL LIABILITIES	318,119,979		768,732		768,732

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2018

	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	16,454,373
Financial institutions and Correspondents	97,857,068
Other	701,156
Debt securities at fair value through profit or loss			4,053,802	1,510,791	556,986	1,986,025
Derivative instruments			26,602	21,124	5,478
Other financial assets	3,978,713		635,527	495,283		140,244
Loans and other financing
To the non-financial government Sector	2,731,262
Other financial institutions	8,654,244
To the non-financial private sector and foreign residents	264,226,283
Overdrafts	27,764,057
Documents	38,703,100
Mortgage loans	24,386,047
Pledge loans	6,717,828
Personal loans	88,478,136
Credit cards	45,271,473
Financial leases	689,404
Other (1)	32,216,238
Other debt securities	12,538,954	86,811,780		65,602,398	21,209,382
Financial assets delivered as guarantee	10,161,647		231,446	231,446
Equity Instruments at fair value through profit or loss			79,249	9,399		69,850

TOTAL FINANCIAL ASSETS	417,303,700	86,811,780	5,026,626	67,870,441	21,771,846	2,196,119

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	29,707,339
From the financial sector	228,091
From the non-financial private sector and foreign residents
Checking accounts	37,592,904
Savings accounts	105,675,105
Time deposits and Investment accounts	186,522,212
Other	6,323,840
Derivative instruments			2,106	912	1,194
Repo transactions
Other financial institutions	253,003
Other financial liabilities	23,559,130
Financing received from Central Bank and other financial entities	4,611,839
Issued corporate bonds	9,810,217
Subordinated corporate bonds	23,518,130

TOTAL FINANCIAL LIABILITIES	427,801,810		2,106	912	1,194

(1)	Includes the total allowance to the non-financial private sector and foreign residents.

Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets and liabilities recognized at fair value categorized as level 3:

	As of December 31, 2019
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments
Amount at the beginning	1,986,025	140,244	69,850
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	650,365	13,763	241,416
Recognition and derecognition	(1,253,240)	(105,234)	3,211,902	565,217
Monetary effects	(568,091)	(25,772)	(915,874)

Amount at end of the fiscal year	815,059	23,001	2,607,294	565,217

	As of December 31, 2018
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments
Amount at the beginning	81,404	367,374	81,251
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	(330,415)	(163,603)	19,103
Recognition and derecognition	2,463,437	12,899
Monetary effects	(228,401)	(76,426)	(30,504)

Amount at end of the fiscal year	1,986,025	140,244	69,850

(1)	Profit and loss are recorded under “Net gain from measurement of financial instruments at fair value”.

Summary of Sensitivity Analysis Related to WACC
Below is disclosed the sensitivity analysis for the valuation of the remaining 49% equity of Prisma Medios de Pago SA, still held by the selling shareholders. The sensitivity is related to the two following variables: the WACC and the g level for future cash flows after 2023 that determines the terminal value:
Prisma Medios de Pago SA equity (49%) + minority discount
(9.09%) – US$ millions
g (terminal value growth – annual)

		2.50%	3.00%	3.50%
	97.5%	467.8	480.0	493.3
WACC	100%	461.8	473.8	486.8
	102.5%	455.9	467.7	480.5

Summary of Sensitivity Analysis Related to Put Option Per Share
Below is disclosed the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price:

Sensibility - $
Volatility

		10.0%	12.2%	15.0%
	95%	48.15	56.30	66.51
EBITDA	100%	54.88	63.43	74.04
	105%	62.43	70.55	81.58

Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of debt securities and certificates of participation in financial trusts for which the Bank uses an internal model.

	Fair value of			Range of inputs
	Level 3 Assets	Valuation Technique	Significant unobservable inputs	12/31/2019
	12/31/2019			Range of inputs
				Low	High	Unit
Debt Securities of Financial Trusts	192,340	Income approach (discounted cash flow)	Discount rate in pesos	48.07	73.39	%
Debt Securities of Financial Trusts Provisional	622,719	Income approach (discounted cash flow)	Discount rate in pesos	39.27	44.97	%

	Fair value of			Range of inputs
	Level 3 Assets	Valuation Technique	Significant unobservable inputs	12/31/2018
	12/31/2018			Range of inputs
Debt Securities of Financial Trusts	981,123	Income approach (discounted cash flow)	Discount rate in pesos	67.04	75.48	%
Debt Securities of Financial Trusts Provisional	1,004,902	Income approach (discounted cash flow)	Discount rate in pesos	68.21	76.27	%

Summary of Effect of Changing the Significant Unobservable Inputs
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of debt securities and certificates of participation in financial trusts for which the Bank uses an internal model.

	Fair value of			Range of inputs
	Level 3 Assets	Valuation Technique	Significant unobservable inputs	12/31/2019
	12/31/2019			Range of inputs
				Low	High	Unit
Debt Securities of Financial Trusts	192,340	Income approach (discounted cash flow)	Discount rate in pesos	48.07	73.39	%
Debt Securities of Financial Trusts Provisional	622,719	Income approach (discounted cash flow)	Discount rate in pesos	39.27	44.97	%

	Fair value of			Range of inputs
	Level 3 Assets	Valuation Technique	Significant unobservable inputs	12/31/2018
	12/31/2018			Range of inputs
Debt Securities of Financial Trusts	981,123	Income approach (discounted cash flow)	Discount rate in pesos	67.04	75.48	%
Debt Securities of Financial Trusts Provisional	1,004,902	Income approach (discounted cash flow)	Discount rate in pesos	68.21	76.27	%

The table below describes the effect of changing the significant unobservable inputs to reasonable possible alternatives. Sensitivity data are calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to analyze changes within the fair value methodology.

	12/31/2019		12/31/2018
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Debt Securities of Financial Trusts	4,153	(3,673)	51,396	(39,714)
Debt Securities of Financial Trusts Provisional	795	(776)	3,397	(3,290)

Summary of Comparison between Fair Value and the Carrying Amount of Financial Instruments
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2019 and 2018:

	12/31/2019
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	100,680,063	100,680,063			100,680,063
Repo transactions	1,087,916	1,087,916			1,087,916
Other financial assets	5,794,761	5,794,761			5,794,761
Loans and other financing	220,897,814	311,728	142,687	193,903,826	194,358,241
Other debt securities	17,631,926	1,562,621	16,638,686	1,220,043	19,421,350
Financial assets delivered as guarantee	10,673,334	9,596,252			9,596,252

	356,765,814	119,033,341	16,781,373	195,123,869	330,938,583

Financial liabilities
Deposits	262,865,354	147,122,348		115,969,567	263,091,915
Repo transactions	1,002,511	1,002,511			1,002,511
Other financial liabilities	22,169,608	21,066,584	1,093,997		22,160,581
Financing received from the BCRA and other financial entities	2,245,804	1,837,376	353,520		2,190,896
Issued corporate bonds	5,525,039		1,380,033	2,658,829	4,038,862
Subordinated corporate bonds	24,311,663		18,339,369		18,339,369

	318,119,979	171,028,819	21,166,919	118,628,396	310,824,134

	12/31/2018
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	115,012,597	115,012,597			115,012,597
Other financial assets	3,978,713	3,978,713			3,978,713
Loans and other financing	275,611,789		276,143	249,338,621	249,614,764
Other debt securities	12,538,954	266,645	11,022,076	4,229	11,292,950
Financial assets delivered as guarantee	10,161,647	10,112,434	49,213		10,161,647

	417,303,700	129,370,389	11,347,432	249,342,850	390,060,671

Financial liabilities
Deposits	366,049,491	163,479,907		202,715,323	366,195,230
Repo transactions	253,003	253,003			253,003
Other financial liabilities	23,559,130	23,360,727	256,161		23,616,888
Financing received from the BCRA and other financial entities	4,611,839	3,895,412	665,078		4,560,490
Issued corporate bonds	9,810,217		7,663,328		7,663,328
Subordinated corporate bonds	23,518,130		18,860,755		18,860,755

	427,801,810	190,989,049	27,445,322	202,715,323	421,149,694